Costs incurred and estimated earnings net of billings on uncompleted contracts (Tables)	12 Months Ended
Dec. 31, 2016
Contractors [Abstract]
Schedule of costs in excess of billings on uncompleted contracts

	December 31, 2016	December 31, 2015
Costs incurred and estimated earnings on uncompleted contracts	$208,030	$275,316
Less billings to date	(193,136)	(258,208)
	$14,894	$17,108

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2016	December 31, 2015
Unbilled revenue	$15,965	$17,565
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(1,071)	(457)
	$14,894	$17,108